Cost of Revenue (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cost of Revenue [Line Items]
Cost of sales	€ 6,013,713	€ 12,004,439
Related Parties [Member]
Cost of Revenue [Line Items]
Cost of sales		12,004,439
Cost of revenue derived from related parties	€ 0	€ 30,696